Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	TechnipFMC plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	ONE ST. PAUL'S CHURCHYARD
Entity Address, City or Town	LONDON
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4M 8AP
City Area Code	+44 203
Local Phone Number	4293950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001681459
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE